Document And Entity Information	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO FORM S-1
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	aTYR PHARMA INC
Entity Central Index Key	0001339970
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true